LEASES	6 Months Ended
Jun. 30, 2026
LEASES
LEASES
8.	LEASES

The Group has entered into various non-cancellable operating lease agreements for land use rights, certain offices, warehouses, retail and service locations, and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The components of lease cost were as follows:

	Six Months Ended June 30,
	2026	2025
	US$	US$
Operating lease cost	4,429	9,850
Short-term lease cost	4,673	4,066
Total	9,102	13,916

Certain leases have annual rent escalations based on subsequent year-to-year changes in the consumer price index (“CPI”). While operating lease liabilities are not remeasured as a result of changes to the CPI, the year-to-year changes to the CPI are treated as variable lease payments and recognized in the period in which they are incurred.

The above lease costs are recognized as cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses.

Supplemental cash flows information related to leases was as follows:

	Six Months Ended June 30,
	2026	2025
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	5,131	9,196
Right-of-use assets obtained in exchange for lease obligations
Operating leases	—	145

Supplemental balance sheet information related to leases was as follows:

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Operating Leases
Operating lease right-of-use assets	96,879	118,845
Operating lease liabilities, current
- Operating lease liabilities-third parties	9,146	11,598
- Operating lease liabilities-related parties*	1,661	1,636
Operating lease liabilities, non-current
- Operating lease liabilities-third parties	47,653	57,576
- Operating lease liabilities-related parties	2,219	3,105
Total operating lease liabilities	60,679	73,915

* This item is included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets.

Weighted average remaining lease term and weighted average discount rate for leases, excluding prepaid land use rights, were as follows:

	Six Months Ended June 30,
	2026	2025
	US$	US$
Weighted-average remaining lease term
Operating leases	6.02 years	6.71 years
Weighted-average discount rate
Operating leases	6.37%	6.31%